Organization and General Business Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization and General Business Information [Abstract]
Organization and General Business Information

Note 1 — Organization and General Business Information

CYBER APP SOLUTIONS CORP. (the “Company” or “CYRB”) is a corporation established under the corporation laws in the State of Nevada on February 19, 2021. The Company’s corporate office is in Houston, Texas.

The Company is focused on the acquisition, exploration, development and production of helium and food grade carbon dioxide (“CO2”) along with having the capabilities for carbon capture and storage. The Company’s assets are concentrated in the St. Johns Field located in Apache County, Arizona of the United States (the “St. Johns Field”).

Note 1 — Organization and General Business Information

Cyber App Solutions Corp. (the “Company” or “CYRB”) is a corporation established under the corporation laws in the State of Nevada on February 19, 2021. The Company’s corporate office is in Houston, Texas.

Effective July 17, 2023 (the “Closing Date”), the Company, entered into a Share Exchange Agreement (the “Share Exchange Agreement”) by and among the Company, Proton Green, LLC (“Proton Green”), and the members of Proton Green (the “Proton Green Members”). Pursuant to the Share Exchange Agreement, the Company agreed to exchange the outstanding membership interests of Proton Green held by the Proton Green Members for shares of common stock of the Company. At the Closing Date, the Company issued 68,000,000 new shares of common stock to the Proton Green Members, representing approximately 94.4% of the issued and outstanding shares of common stock of the Company following such issuance. Proton Green became a wholly owned subsidiary of CYRB.

The Share Exchange Agreement was accounted for as a reverse asset acquisition in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, CYRB has been treated as “acquired” for financial reporting purposes. Proton Green has been determined to be the “accounting acquirer” because Proton Green maintains control of the Board of Directors and management of the combined company and the operations of Proton Green constitute the only ongoing operations of the combined company. Under this method of accounting, the ongoing financial statements of the registrant reflect the net assets of Proton Green and CYRB at historical cost, with no goodwill or other intangible assets recognized, and the historical Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Changes in Stockholders’ Equity(Deficit), and Statements of Cash Flow reflect the historical activity of Proton Green.

The Company is focused on the acquisition, exploration, development and production of helium and food grade carbon dioxide (“CO2”) along with having the capabilities for carbon capture and storage. The Company’s helium and CO2 assets are concentrated in the St. Johns Field located in Apache County, Arizona of the United States (the “St. Johns Field”). The Company commenced production at the St. Johns Field during the year ended December 31, 2023.